Financial Liabilities - Schedule of Fair Value through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value through Profit or Loss [Abstract]
Obligations for financial instruments sold	R$ 33,222